Exhibit 99.1

Enterprise Fleet Financing 2021‐1, LLC Series 2021‐1 Asset Backed Notes Sample Lease Agreed‐Upon Procedures Report To: Enterprise Fleet Financing 2021‐1, LLC Enterprise Fleet Management, Inc. 5 February 2021

Ernst & Young LLP 5 Times Square New York, NY 10036‐6530 Tel: +1 212 773 3000   Fax: +1 212 773 6350 ey.com Report of Independent Accountants on Applying Agreed‐Upon Procedures Enterprise Fleet Financing 2021‐1, LLC Enterprise Fleet Management, Inc. 600 Corporate Park Drive St. Louis, Missouri 63105 Re: Enterprise Fleet Financing 2021‐1, LLC (the “Issuer”) Series 2021‐1 Asset Backed Notes (the “Notes”) Sample Lease Agreed‐Upon Procedures We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor”), Mizuho Securities USA LLC (”Mizuho”), SG Americas Securities, LLC (“SG Securities”), TD Securities (USA) LLC (“TD Securities”), and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Issuer, Sponsor, Mizuho, SG Securities and TD Securities, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction. This agreed‐upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose. The procedures performed and our associated findings are included in Attachment A.

Page 2 of 3 For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with: An electronic data file labeled “DATA_TAPE.accdb” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 December 2020 (the “Cutoff Date”), Imaged copies of: The master equity lease agreement, master walkaway lease agreement, assignment and assumption agreement, open‐end lease agreement and any corresponding amendments or addendums or other related documents (collectively and as applicable, the “Master Lease Agreement”), Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”), The credit review file (the “Credit Review File”), The certificate of title, certificate of origin for a vehicle, vehicle record, electronic title, certificate of vehicle registration, VTR inquiry, CVR inquiry report, multi‐purpose application, current title, application to title, registration certificate or other related documents (collectively and as applicable, the “Title”) and The vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, self‐insurance addendum to the Master Lease Agreement, liability and property coverage certificate, certificate of property insurance, certificate of coverage, certificate of liability coverage, lessor evidence of insurance, statement of self‐insurance, lessor – additional insured and loss payee, loss payable addendum, intergovernmental risk pool certificate of coverage, insurance lender inquiry, Section 11(a) of the Master Lease Agreement and/or other related documents (collectively and as applicable and available, the “Insurance Source Documents,” together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the “Source Documents”) that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A), Certain schedules and the corresponding record layout and decode information, as applicable (the “Accumulated Depreciation Schedules,” together with the Source Documents, the “Sources”), that Enterprise indicated contain monthly accumulated depreciation amounts for certain Sample Leases, The list of relevant characteristics (the “Sample Characteristics”) on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and Instructions, assumptions and methodologies, which are described in Attachment A.

Page 3 of 3The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Leases (as defined in Attachment A) or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  The agreed‐upon procedures described in this report were not performed for the purpose of: Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or Making any findings with respect to: Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements, The value of the collateral securing the Leases, Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.  This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation. /s/ Ernst & Young LLP 5 February 2021

Attachment A Page 1 of 3 Procedures performed and our associated findings  1.          As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Data File. The Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the “Base Leases” and are expected to be representative of the Leases. 2.As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Base Leases from the Base Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File. For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150. 3.For each Sample Lease, we: a.Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement. b.Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement. c.Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File. d.Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 2 to Attachment A, observed that the completed date, as shown in such Credit Review File, was during the 12 month period ending on the Cutoff Date.

Attachment A Page 2 of 3 3. (continued) a.          Observed the party listed as owner name, security interest holder/lessor name (only for Sample Leases with a Title from the state of Oregon), lessor (only for Sample Lease Number 143), name of buyer (only for Sample Lease Number 126) or name of purchaser (only for Sample Lease Numbers 101, 131 and 138), in the corresponding Title, which the Sponsor, on behalf of the Issuer, indicated is the “Owner.” As instructed by the Sponsor, on behalf of the Issuer, we listed the Owner that we observed, as shown in such Title, for each Sample Lease on Exhibit 3 to Attachment A. We performed no procedures to determine the validity of any party listed as owner name, security interest holder/lessor name, lessor, name of buyer or name of purchaser, as shown in such Title. b.Observed the loss payee name for physical damage insurance and additional insured name for liability insurance in the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown in such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 4 to Attachment A. We also observed in such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 4 to Attachment A, that: i.109 of the Sample Leases have Insurance Source Documents that indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as both the loss payee and additional insured, ii.17 of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage and liability and that indicate the amount of physical damage and liability insurance that is billed each month, iii.13 of the Sample Leases have Insurance Source Documents that indicate the lessee being self‐insured for physical damage and that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured, iv.Five of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for only physical damage and that indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured, v.Three of the Sample Leases have Insurance Source Documents that indicate the lessee being self‐insured for both physical damage and liability,

Attachment A Page 3 of 3 3. (continued) f. (continued) i.          Two of the Sample Leases have Insurance Source Documents that indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as the loss payee. We were unable to observe an additional insured for these two Sample Leases. The Sponsor, on behalf of the Issuer, indicated that these Sample Leases’ Insurance Source Documents do not list “Enterprise FM Trust” as the additional insured because the lessees are government entities. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described in the preceding sentence and ii.One of the Sample Leases has System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for only physical damage and that indicate the amount of physical damage insurance that is billed each month and has Insurance Source Documents that indicate the lessee being self‐insured for liability. We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item that is contained in the Insurance Source Documents or System Screen Shots (as applicable).

Exhibit 1 to Attachment A Page 1 of 3Sample Characteristics and Sources Sample Characteristic          Base Data File Field Name          Source(s)                    Note(s) Unit number          UNIT_NBR          System Screen Shots          i. Client number          CLIENT_NUMBER          System Screen Shots          ii. Legal name of the lesseeCLIENT NAMESystem Screen Shotsiii. Vehicle makeVEHICLE_MAKESystem Screen Shots Vehicle modelVEHICLE MODELSystem Screen Shots Vehicle type  Contract typeVEH- TYPE- NAME LEASE TYPESystem Screen Shots  System Screen Shots  iv. Lease termTERMSystem Screen Shotsv. Interest percentageINT PCTSystem Screen Shots Interest adjustment percentageINT ADJ PCTSystem Screen Shotsvi. Vehicle residual valueRESIDUAL_VALUE_AMOUNT(a) System Screen Shots andv., vii. recalculation or (b)System Screen Shots, Accumulated Depreciation Schedules and recalculation Vehicle capitalized cost CAP_COST_AMOUNT System Screen ShotsV. viii. Client industry BUSN_TYPE_DESC System Screen Shots  i.For identification purposes only. ii.The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the “Affiliate Sample Leases”), the lessee is identified in the System Screen Shots as a sub-customer of a master customer (the “Master Cust omer” ). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown in the System Screen Shots.

Exhibit 1 to Attachment A Page 2 of 3Notes: (continued)  iii.          For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to: a.          Use the legal name of the Master Customer, as shown in the System Screen Shots, and b.Ignore differences due to abbreviations, truncations and punctuation. iv.For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that: a.A contract type of “type N,” as shown in the System Screen Shots, corresponds to a closed term lease (the “Closed Term Sample Leases”), as shown on the Base Data File, and b.A contract type of “type E,” as shown in the System Screen Shots, corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Base Data File.  v.The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cutoff Date .  vi.The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

Exhibit 1 to Attachment A Page 3 of 3Notes: (continued)  vii.          For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 106 and 138) (subject to the additional instruction(s) provided by the Sponsor, on behalf of the Issuer, described in the succeeding paragraph(s) of this note and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the: a.Product of: i.The monthly depreciation amount and ii.The difference between the lease term and months in service from b.Sum of the unit delivered price and accumulated depreciation reserve, all as shown in the System Screen Shots.  For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Numbers 106 and 138, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the: a.Product of: i.The unit delivered price, ii.The depreciation percent and 111.The difference between the lease term and months in service, all as shown in the System Screen Shots, from b.Sum of the: i.Unit delivered price, as shown in the System Screen Shots, and ii.Sum of the depreciation amount for each corresponding month in service, as shown on the Accumulated Depreciation Schedules.  For the purpose of the procedures described in this note, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of+/- $1.00 or less. For the avoidance of doubt with respect to the recalculations described above, the accumulated depreciation reserve and the sum of the depreciation amounts, as shown in the System Screen Shots or Accumulated Depreciation Schedules, as applicable, are negative values, and the recalculations described above reduce the unit delivered price by such accumulated depreciation reserve or sum of the depreciation amounts, as applicable.  viii.For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown in the System Screen Shots. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date  Sample Lease Number Completed Date           19 12/3/2019 33 11/21/2019 40 12/20/2019 76 9/19/2019 80 8/29/2019  The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to): Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred, The level of risk inherent with the client’s fleet, a.How long they have been a client, b.Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and c.Whether the client has been placed on credit hold or order hold.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described above.

Exhibit 3 to Attachment A Page 1 of 4 Sample Lease Number          Owner 1Enterprise FM Trust LSR          LSE 2          Enterprise FM Trust 3          Enterprise FM Trust 4          Enterprise FM Trust -          -Lessee 5          Enterprise FM Trust -          -Lessee 6          Enterprise FM Trust 7          Enterprise FM Trust 8          Enterprise FM Trust 9Enterprise FM Trust Lessor 10Enterprise FM Trust 11Enterprise FM Trust 12Enterprise FM Trst LSRLSE 13Enterprise FM Trust 14Enterprise FM Trust 15Enterprise FM Trust 16Enterprise FM Trust LSRLSE 17Enterprise FM Trust LSRLSE 18Enterprise FM Trust 19Enterprise FM Trust (LSR) 20Enterprise FM Trust – Lessor 21Enterprise FM Trust 22Enterprise FM Trust 23Enterprise FM Trust 24Enterprise FM Trust 25Enterprise FM Trust 26Enterprise FM Trust 27Enterprise FM Trust 28Enterprise FM Trust 29Enterprise FM Trust 30Enterprise FM Trust 31Enterprise FM Trust 32Enterprise FM Trust – Lessor 33Enterprise FM Trust 34Enterprise FM Trust 35Enterprise FM Trust (Lessor)-Lessee 36Enterprise FM Trust 37Enterprise FM Trust

Exhibit 3 to Attachment A Page 2 of 4 Sample Lease Number Owner 38          Enterprise FM Trust 39 Enterprise FM Trust 40 Enterprise FM Trust 41 Enterprise FM Trust LSR LSE 42 Enterprise FM Trust 43 Enterprise FM Trust 44 Enterprise FM Trust 45 Enterprise FM Trust 46 Enterprise FM Trust Lessor Lessee 47 Enterprise FM Trust 48 Enterprise FM Trust 49 Enterprise FM Trust 50 Enterprise FM Trust 51 Enterprise FM Trust 52 Enterprise FM Trust 53 Enterprise FM Trust LSR LSE 54 Enterprise FM Trust LSR LSE 55 Enterprise FM Trust 56 Enterprise FM Trust LSR E 57 Enterprise FM Trust LSR LSE 58Enterprise FM Trust-Lessor 59 Enterprise FM Trust 60 Enterprise FM Trust 61 Enterprise FM Trust LSRLSE 62 Enterprise FM Trust 63 Enterprise FM Trust 64 Enterprise FM Trust 65 Enterprise FM Trust 66 Enterprise FM Trust – Lessor -Lessee 67 Enterprise FM Trust LSR LSE 68 Enterprise FM Trust LSR LSE 69 Enterprise FM Trust 70 Enterprise FM Trust 71 Enterprise FM Trust 72 Enterprise FM Trust 73 Enterprise FM Trust LSRLSE 74 Enterprise FM Trust LSR LSE 75 Enterprise FM Trust 76 Enterprise FM Trust

Exhibit 3 to Attachment A Page 3 of 4 Sample Lease Number Owner 77 Enterprise FM Trust 78 Enterprise FM Trust 79 Enterprise FM Trust 80 Enterprise FM Trust LSRLSE LSE 81 Enterprise FM Trust 82 Enterprise FM Trust 83 Enterprise FM Trust 84 Enterprise FM Trust 85 Enterprise FM Trust C/O 86 Enterprise FM Trust 87 Enterprise FM Trust 88 Enterprise FM Trust 89 Enterprise FM Trust 90 Enterprise FM Trust 91 Enterprise FM Trust 92 Enterprise FM Trust 93 Enterprise FM Trust LSR 94 Enterprise FM Trust 95 Enterprise FM Trust 96 Enterprise FM Trust 97 Enterprise FM Trust 98 Enterprise FM Trust 99 Enterprise FM Trust 100 Enterprise FM Trust 101 Enterprise FM Trust 102 Enterprise FM Trust 103 Enterprise FM Trust LSRE LSE 104 Enterprise FM Trust 105 Enterprise FM Trust 106 Enterprise FM Trust 107 Enterprise FM Trust 108 Enterprise FM Trust 109 Enterprise FM Trust 110 Enterprise FM Trust LSR LSE 111 LSE LSR Enterprise FM Trust 112 Enterprise FM Trust 113 Enterprise FM Trust 114 Enterprise FM Trust 115 Enterprise FM Trust LSR LSE

Exhibit 3 to Attachment A Page 5 of 4 Sample Lease Number Owner 116 Enterprise FM Trust LSR LSE 117 Enterprise FM Trust LSR Inc LSE 118          Enterprise FM Trust 119          Enterprise FM Trust 120 Enterprise FM Trust 121 Enterprise FM Trust LSR Inc LSE 122 Enterprise FM Trust 123 Enterprise FM Trust 124 Enterprises FM Trust 125 Enterprise FM Trust LSR LSE 126 Enterprise FM Trust 127 Enterprise FM Trust 128 Enterprise FM Trust 129 Enterprise FM Trust 130 Enterprise FM Trust 131 Enterprise FM Trust 132 Enterprise FM Trust LSR 133 Enterprise FM Trust LSE 134 Enterprise FM Trust LSR 135 Enterprise FM Trust LSE 136 Enterprise FM Trust 137 Enterprise FM Trust 138 Enterprise FM Trust 139 Enterprise FM Trust – Lessor LLC – Lessee 140 Enterprise FM Trust 141 Enterprise FM Trust 142 Enterprise FM Trust 143 Enterprise FM Trust 144 Enterprise FM Trust LSR LSE 145 Enterprise FM Trust 146 Enterprise FM Trust 147 Enterprise FM Trust LSR & LSE 148 Enterprise FM Trust 149 Enterprise FM Trust (Lessor) 150 Enterprise FM Trust

Exhibit 4 to Attachment A Page 1 of 5 Loss Payee and Additional Insured Name Sample Lease Number Loss Payee and Additional Insured Name 1 Self-Insured (physical damage) and Enterprise FM Trust (liability) 2 Enterprise FM Trust 3 Enterprise FM Trust 4 Enterprise FM Trust 5 Enterprise FM Trust 6 Enterprise FM Trust 7 Enterprise FM Trust 8 Self-Insured (physical damage) and Enterprise FM Trust (liability) 9 Enterprise FM Trust 10 Self-Insured (physical damage) and Enterprise FM Trust (liability) 11 Enterprise FM Trust 12 Self-Insured (physical damage) and Enterprise FM Trust (liability) 13 EHi Physical Damage Plan and Liability Plan 14 Self-Insured (physical damage) and Enterprise FM Trust (liability) 15 EHi Physical Damage Plan and Liability Plan 16 Enterprise FM Trust 17 Enterprise FM Trust 18 Enterprise FM Trust 19 Enterprise FM Trust 20 Enterprise FM Trust 21 Enterprise FM Trust 22 EHi Physical Damage Plan and Liability Plan 23 Enterprise FM Trust 24 Enterprise FM Trus 25 Enterprise FM Trust 26 Enterprise FM Trust 27 Enterprise FM Trust 28 Enterprise FM Trust 29 Enterprise FM Trust 30 EHi Physical Damage Plan and Enterprise FM Trust (liability) 31 Enterprise FM Trust 32 Enterprise FM Trust 33 Enterprise FM Trust 34 EHi Physical Damage Plan and Liability Plan 35 Self-Insured (physical damage) and Enterprise FM Trust (liability)

Exhibit 4 to  Attachment A Page 2 of 5 Sample Lease Number Loss Payee and Additional Insured Name 36 Enterprise FM Trust 37 Enterprise FM Trust 38 Enterprise FM Trust 39 Enterprise FM Trust 40 Enterprise FM Trust 41 Enterprise FM Trust 42 Enterprise FM Trust 43 Enterprise FM Trust 44 EHi Physical Damage Plan and Liability Plan 45 Enterprise FM Trust 46 Enterprise FM Trust 47 Enterprise FM Trust 48 Enterprise FM Trust 49 Enterprise FM Trust so Enterprise FM Trust 51 Enterprise FM Trust 52 Enterprise FM Trust 53 EHi Physical Damage Plan and Enterprise FM Trust (liability) 54 Enterprise FM Trust 55 Enterprise FM Trust 56 Enterprise FM Trust 57 Enterprise FM Trust 58 Enterprise FM Trust 59 Self-Insured (physical damage and liability) 60 Enterprise FM Trust 61 Enterprise FM Trust 62 Self-Insured (physical damage and liability) 63 EHi Physical Damage Plan and Self-Insured (liability only) 64 Enterprise FM Trust 65 EHi Physical Damage  Plan and Liability Plan 66 EHi Physical Damage  Plan and Liability Plan 67 Enterprise FM Trust 68 Enterprise FM Trust 69 EHi Physical Damage Plan and Liability Plan 70 Self-Insured (physical damage) and Enterprise FM Trust (liability) 71 EHi Physical Damage Plan and Liability Plan 72 EHi Physical Damage Plan and Enterprise FM Trust (liability)

Exhibit 4 to  Attachment A Page 3 of 5 Sample Lease Number Loss Payee and Additional Insured Name 73 Enterprise FM Trust 74 Enterprise FM Trust 75 EHi Physical Damage Plan and Enterprise FM Trust (liability) 76 Enterprise FM Trust 77 Enterprise FM Trust 78 EHi Physical Damage  Plan and Liability Plan 79 Self-Insured (physical damage and liability) 80 EHi Physical Damage Plan and Liability Plan 81 Enterprise FM Trust 82 Enterprise FM Trust 83 Enterprise FM Trust 84 Enterprise FM Trust 85 Enterprise FM Trust 86 Enterprise FM Trust 87 Self-Insured (physical damage) and Enterprise FM Trust (liability) 88 Enterprise FM Trust 89 Self-Insured (physical damage) and Enterprise FM Trust (liability) 90 Enterprise FM Trust 91 Enterprise FM Trust 92 Enterprise FM Trust 93 EHi Physical Damage Plan and Liability Plan 94 EHi Physical Damage Plan and Liability Plan 95 Enterprise FM Trust 96 Self-Insured (physical damage) and Enterprise FM Trust (liability) 97 Enterprise FM Trust 98 Enterprise FM Trust 99 Enterprise FM Trust 100 Self-Insured (physical damage) and Enterprise FM Trust (liability) 101 Enterprise FM Trust 102 Enterprise FM Trust 103 Enterprise FM Trust 104 Enterprise FM Trust (physical damage only) 105 Enterprise FM Trust 106 Enterprise FM Trust 107 Enterprise FM Trust 108 Enterprise FM Trust 109 EHi Physical Damage Plan and Liability Plan

Exhibit 4 to  Attachment A Page 4 of 5 Sample Lease Number Loss Payee and Additional Insured Name 110 Enterprise FM Trust 111 Enterprise FM Trust 112 Enterprise FM Trust 113 Enterprise FM Trust 114 EHi Physical Damage Plan and Enterprise FM Trust (liability) 115 Enterprise FM Trust 116 Self-Insured (physical damage) and Enterprise FM Trust (liability) 117 Enterprise FM Trust 118 Enterprise FM Trust 119 Enterprise FM Trust 120 Enterprise FM Trust 121 Enterprise FM Trust 122 Enterprise FM Trust 123 Enterprise FM Trust 124 Enterprise FM Trust 125 Enterprise FM Trust 126 Enterprise FM Trust 127 Enterprise FM Trust 128 Enterprise FM Trust 129 Enterprise FM Trust 130 EHi Physical Damage Plan and Liability Plan 131 Enterprise FM Trust 132 Enterprise FM Trust 133 Enterprise FM Trust 134 Enterprise FM Trust 135 Self-Insured (physical damage) and Enterprise FM Trust (liability) 136 Enterprise FM Trust 137 Enterprise FM Trust (physical damage only) 138 Enterprise FM Trust 139 Enterprise FM Trust 140 Enterprise FM Trust 141 Enterprise FM Trust 142 Enterprise FM Trust 143Enterprise FM Trust 144 EHi Physical Damage Plan and Liability Plan 145 Enterprise FM Trust 146 Enterprise FM Trust

Exhibit 4 to  Attachment A Page 5 of 5 Sample Lease Number Loss Payee and Additional Insured Name 147 Enterprise FM Trust 148 Enterprise FM Trust 149 EHi Physical Damage Plan and Liability Plan 150 Enterprise FM Trust Notes: i. For the purpose of the procedure described in Item 3.f. of Attachment A for Sample Leases that have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHi Physical Damage Plan and Liability Plan” for the loss payee name and additional insured name.  ii.For the purpose of the procedure described in Item 3.f. of Attachment A for Sample Leases that have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use “EHi Physical Damage Plan” for the loss payee name. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes above.